Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000136668 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136668 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000136668 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000136668 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000136668 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000136668 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000136668 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000136668 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000136668 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000136668 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000136668 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000136668 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000136668 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136668 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136668 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000136670 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136670 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000136670 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000136670 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000136670 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000136670 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000136670 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000136670 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000136670 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000136670 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000136670 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000136670 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000136670 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136670 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136670 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000136669 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136669 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000136669 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000136669 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000136669 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000136669 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000136669 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000136669 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000136669 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000136669 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000136669 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000136669 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000136669 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136669 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136669 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143852 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143852 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000143852 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000143852 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000143852 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000143852 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000143852 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000143852 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143852 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000143852 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000143852 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000143852 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143852 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143852 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143852 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000246124 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000246124 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246124 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246124 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246124 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246124 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246124 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246124 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246124 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246124 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246124 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000246124 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000246124 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000159454 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000159454 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159454 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159454 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159454 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159454 | MeituanFR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159454 | MSCI CHINA A INCLUSION Net Return USD Index (expiring 08/31/27)FR_BMQLZ3903
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159454 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159454 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159454 | ICICI Bank Ltd.FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159454 | China
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000159454 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000159454 | India
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000159454 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159454 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159454 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159454 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159454 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159454 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159454 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029581 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029581 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029581 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029581 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029581 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029581 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029581 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029581 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029581 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029581 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029581 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000029581 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000029581 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000029581 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000029581 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000029581 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029581 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000029581 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029581 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029581 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136665 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000136665 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136665 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000136665 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136665 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136665 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136665 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136665 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136665 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136665 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136665 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000136665 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000136665 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000136665 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000136665 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000136665 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136665 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000136665 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136665 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000136665 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136667 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000136667 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136667 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000136667 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136667 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136667 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136667 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136667 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136667 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136667 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136667 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000136667 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000136667 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000136667 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000136667 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000136667 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136667 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000136667 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136667 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000136667 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136666 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000136666 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136666 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000136666 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136666 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136666 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136666 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136666 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136666 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136666 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136666 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000136666 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000136666 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000136666 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000136666 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000136666 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136666 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000136666 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136666 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000136666 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029583 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029583 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029583 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029583 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029583 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029583 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029583 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029583 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029583 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029583 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029583 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000029583 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000029583 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000029583 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000029583 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000029583 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029583 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000029583 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029583 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029583 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029582 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029582 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029582 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029582 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029582 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029582 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029582 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029582 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029582 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029582 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029582 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000029582 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000029582 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000029582 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000029582 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000029582 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029582 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000029582 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029582 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029582 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143850 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000143850 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143850 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143850 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143850 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143850 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143850 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143850 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143850 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143850 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143850 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000143850 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000143850 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000143850 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000143850 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000143850 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143850 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000143850 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143850 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143850 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136662 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136662 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136662 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136662 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136662 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136662 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136662 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136662 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136662 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136662 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136662 | China
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000136662 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000136662 | India
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000136662 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000136662 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000136662 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000136662 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136662 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136662 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136662 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136664 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136664 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136664 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136664 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136664 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136664 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136664 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136664 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136664 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136664 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136664 | China
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000136664 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000136664 | India
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000136664 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000136664 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000136664 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000136664 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136664 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136664 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136664 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136663 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136663 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136663 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136663 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136663 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136663 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136663 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136663 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136663 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136663 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136663 | China
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000136663 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000136663 | India
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000136663 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000136663 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000136663 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000136663 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136663 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136663 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136663 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143853 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143853 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000143853 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143853 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143853 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000143853 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143853 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143853 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143853 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143853 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143853 | China
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143853 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000143853 | India
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000143853 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000143853 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143853 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000143853 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143853 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143853 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143853 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000155088 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000155088 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000155088 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000155088 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155088 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000155088 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000155088 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000155088 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000155088 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000155088 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155088 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000155088 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000155088 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000155088 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000155088 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000155088 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000155088 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000155088 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000155088 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000155088 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143774 | Goldman Sachs Tri Party DFR_99VDKE008_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000143774 | JP Morgan Sec Llc Tpr D Tri Party Repo DFR_930PNG000_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143774 | Australia and New Zealand BankFR_ATD1TCHA3_4.340000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143774 | Citibank N.A.FR_ATD1TCHJ4_4.370000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143774 | KBC Bank NVFR_ATD1TCCN0_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143774 | Royal Bank of CanadaFR_ATD1TCG22_4.350000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143774 | Canadian Imperial Bank of CommFR_ATD1TCGN6_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143774 | Barclays Bank PLC US Tri DFR_926SGL007_4.470000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143774 | Goldman Sachs Tri Party AFR_99VDJN000_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143774 | Bank of America Merrill Lynch Tri Party BB2FR_99VDMV008_4.400000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143774 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000143774 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000143774 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143774 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143774 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000143774 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230477 | Goldman Sachs Tri Party DFR_99VDKE008_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000230477 | JP Morgan Sec Llc Tpr D Tri Party Repo DFR_930PNG000_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230477 | Australia and New Zealand BankFR_ATD1TCHA3_4.340000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230477 | Citibank N.A.FR_ATD1TCHJ4_4.370000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230477 | KBC Bank NVFR_ATD1TCCN0_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230477 | Royal Bank of CanadaFR_ATD1TCG22_4.350000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230477 | Canadian Imperial Bank of CommFR_ATD1TCGN6_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230477 | Barclays Bank PLC US Tri DFR_926SGL007_4.470000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230477 | Goldman Sachs Tri Party AFR_99VDJN000_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230477 | Bank of America Merrill Lynch Tri Party BB2FR_99VDMV008_4.400000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230477 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000230477 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000230477 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000230477 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230477 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000230477 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143773 | Goldman Sachs Tri Party DFR_99VDKE008_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000143773 | JP Morgan Sec Llc Tpr D Tri Party Repo DFR_930PNG000_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143773 | Australia and New Zealand BankFR_ATD1TCHA3_4.340000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143773 | Citibank N.A.FR_ATD1TCHJ4_4.370000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143773 | KBC Bank NVFR_ATD1TCCN0_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143773 | Royal Bank of CanadaFR_ATD1TCG22_4.350000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143773 | Canadian Imperial Bank of CommFR_ATD1TCGN6_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143773 | Barclays Bank PLC US Tri DFR_926SGL007_4.470000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143773 | Goldman Sachs Tri Party AFR_99VDJN000_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143773 | Bank of America Merrill Lynch Tri Party BB2FR_99VDMV008_4.400000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143773 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000143773 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000143773 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143773 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143773 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000143773 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052882 | Goldman Sachs Tri Party DFR_99VDKE008_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000052882 | JP Morgan Sec Llc Tpr D Tri Party Repo DFR_930PNG000_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000052882 | Australia and New Zealand BankFR_ATD1TCHA3_4.340000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052882 | Citibank N.A.FR_ATD1TCHJ4_4.370000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052882 | KBC Bank NVFR_ATD1TCCN0_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052882 | Royal Bank of CanadaFR_ATD1TCG22_4.350000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052882 | Canadian Imperial Bank of CommFR_ATD1TCGN6_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052882 | Barclays Bank PLC US Tri DFR_926SGL007_4.470000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052882 | Goldman Sachs Tri Party AFR_99VDJN000_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052882 | Bank of America Merrill Lynch Tri Party BB2FR_99VDMV008_4.400000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052882 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000052882 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000052882 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000052882 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052882 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000052882 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000145475 | Goldman Sachs Tri Party DFR_99VDKE008_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000145475 | JP Morgan Sec Llc Tpr D Tri Party Repo DFR_930PNG000_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000145475 | Australia and New Zealand BankFR_ATD1TCHA3_4.340000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000145475 | Citibank N.A.FR_ATD1TCHJ4_4.370000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145475 | KBC Bank NVFR_ATD1TCCN0_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145475 | Royal Bank of CanadaFR_ATD1TCG22_4.350000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145475 | Canadian Imperial Bank of CommFR_ATD1TCGN6_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145475 | Barclays Bank PLC US Tri DFR_926SGL007_4.470000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145475 | Goldman Sachs Tri Party AFR_99VDJN000_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145475 | Bank of America Merrill Lynch Tri Party BB2FR_99VDMV008_4.400000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000145475 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000145475 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000145475 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000145475 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000145475 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000145475 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231962 | Goldman Sachs Tri Party DFR_99VDKE008_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000231962 | JP Morgan Sec Llc Tpr D Tri Party Repo DFR_930PNG000_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231962 | Australia and New Zealand BankFR_ATD1TCHA3_4.340000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231962 | Citibank N.A.FR_ATD1TCHJ4_4.370000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231962 | KBC Bank NVFR_ATD1TCCN0_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231962 | Royal Bank of CanadaFR_ATD1TCG22_4.350000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231962 | Canadian Imperial Bank of CommFR_ATD1TCGN6_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231962 | Barclays Bank PLC US Tri DFR_926SGL007_4.470000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231962 | Goldman Sachs Tri Party AFR_99VDJN000_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231962 | Bank of America Merrill Lynch Tri Party BB2FR_99VDMV008_4.400000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231962 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000231962 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000231962 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000231962 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231962 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000231962 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052881 | Goldman Sachs Tri Party DFR_99VDKE008_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000052881 | JP Morgan Sec Llc Tpr D Tri Party Repo DFR_930PNG000_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000052881 | Australia and New Zealand BankFR_ATD1TCHA3_4.340000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052881 | Citibank N.A.FR_ATD1TCHJ4_4.370000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052881 | KBC Bank NVFR_ATD1TCCN0_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052881 | Royal Bank of CanadaFR_ATD1TCG22_4.350000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052881 | Canadian Imperial Bank of CommFR_ATD1TCGN6_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052881 | Barclays Bank PLC US Tri DFR_926SGL007_4.470000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052881 | Goldman Sachs Tri Party AFR_99VDJN000_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052881 | Bank of America Merrill Lynch Tri Party BB2FR_99VDMV008_4.400000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052881 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000052881 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000052881 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000052881 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052881 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000052881 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172253 | Goldman Sachs Tri Party DFR_99VDKE008_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000172253 | JP Morgan Sec Llc Tpr D Tri Party Repo DFR_930PNG000_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000172253 | Australia and New Zealand BankFR_ATD1TCHA3_4.340000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000172253 | Citibank N.A.FR_ATD1TCHJ4_4.370000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172253 | KBC Bank NVFR_ATD1TCCN0_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172253 | Royal Bank of CanadaFR_ATD1TCG22_4.350000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172253 | Canadian Imperial Bank of CommFR_ATD1TCGN6_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172253 | Barclays Bank PLC US Tri DFR_926SGL007_4.470000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172253 | Goldman Sachs Tri Party AFR_99VDJN000_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172253 | Bank of America Merrill Lynch Tri Party BB2FR_99VDMV008_4.400000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172253 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000172253 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000172253 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000172253 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172253 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000172253 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143780 | U.S. Treasury BillsFR_912797MX2_0.010000_2025-01-14
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000143780 | U.S. Treasury BillsFR_912797MY0_0.010000_2025-01-21
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143780 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143780 | U.S. Treasury BillsFR_912797LZ8_0.010000_2025-01-30
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000143780 | U.S. Treasury BillsFR_912797MW4_0.010000_2025-01-07
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143780 | U.S. Treasury BillsFR_912797NF0_0.010000_2025-02-04
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143780 | U.S. Treasury BillsFR_912797MT1_0.000000_2025-03-13
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143780 | U.S. Treasury BillsFR_912797MJ3_0.010000_2025-02-06
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143780 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143780 | U.S. Treasury Floating Rate NotesFR_91282CGF2_4.475718_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143780 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000143780 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000143780 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000143780 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000143780 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000143780 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000230479 | U.S. Treasury BillsFR_912797MX2_0.010000_2025-01-14
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000230479 | U.S. Treasury BillsFR_912797MY0_0.010000_2025-01-21
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000230479 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230479 | U.S. Treasury BillsFR_912797LZ8_0.010000_2025-01-30
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000230479 | U.S. Treasury BillsFR_912797MW4_0.010000_2025-01-07
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230479 | U.S. Treasury BillsFR_912797NF0_0.010000_2025-02-04
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230479 | U.S. Treasury BillsFR_912797MT1_0.000000_2025-03-13
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230479 | U.S. Treasury BillsFR_912797MJ3_0.010000_2025-02-06
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230479 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230479 | U.S. Treasury Floating Rate NotesFR_91282CGF2_4.475718_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230479 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230479 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000230479 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000230479 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000230479 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000230479 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000231445 | U.S. Treasury BillsFR_912797MX2_0.010000_2025-01-14
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000231445 | U.S. Treasury BillsFR_912797MY0_0.010000_2025-01-21
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000231445 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231445 | U.S. Treasury BillsFR_912797LZ8_0.010000_2025-01-30
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000231445 | U.S. Treasury BillsFR_912797MW4_0.010000_2025-01-07
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231445 | U.S. Treasury BillsFR_912797NF0_0.010000_2025-02-04
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231445 | U.S. Treasury BillsFR_912797MT1_0.000000_2025-03-13
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231445 | U.S. Treasury BillsFR_912797MJ3_0.010000_2025-02-06
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231445 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231445 | U.S. Treasury Floating Rate NotesFR_91282CGF2_4.475718_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231445 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000231445 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000231445 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000231445 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000231445 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000231445 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000143781 | U.S. Treasury BillsFR_912797MX2_0.010000_2025-01-14
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000143781 | U.S. Treasury BillsFR_912797MY0_0.010000_2025-01-21
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143781 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143781 | U.S. Treasury BillsFR_912797LZ8_0.010000_2025-01-30
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000143781 | U.S. Treasury BillsFR_912797MW4_0.010000_2025-01-07
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143781 | U.S. Treasury BillsFR_912797NF0_0.010000_2025-02-04
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143781 | U.S. Treasury BillsFR_912797MT1_0.000000_2025-03-13
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143781 | U.S. Treasury BillsFR_912797MJ3_0.010000_2025-02-06
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143781 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143781 | U.S. Treasury Floating Rate NotesFR_91282CGF2_4.475718_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143781 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000143781 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000143781 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000143781 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000143781 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000143781 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000052878 | U.S. Treasury BillsFR_912797MX2_0.010000_2025-01-14
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000052878 | U.S. Treasury BillsFR_912797MY0_0.010000_2025-01-21
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000052878 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000052878 | U.S. Treasury BillsFR_912797LZ8_0.010000_2025-01-30
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000052878 | U.S. Treasury BillsFR_912797MW4_0.010000_2025-01-07
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000052878 | U.S. Treasury BillsFR_912797NF0_0.010000_2025-02-04
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052878 | U.S. Treasury BillsFR_912797MT1_0.000000_2025-03-13
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000052878 | U.S. Treasury BillsFR_912797MJ3_0.010000_2025-02-06
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052878 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000052878 | U.S. Treasury Floating Rate NotesFR_91282CGF2_4.475718_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052878 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000052878 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000052878 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000052878 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000052878 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000052878 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000143782 | U.S. Treasury BillsFR_912797MX2_0.010000_2025-01-14
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000143782 | U.S. Treasury BillsFR_912797MY0_0.010000_2025-01-21
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143782 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143782 | U.S. Treasury BillsFR_912797LZ8_0.010000_2025-01-30
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000143782 | U.S. Treasury BillsFR_912797MW4_0.010000_2025-01-07
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143782 | U.S. Treasury BillsFR_912797NF0_0.010000_2025-02-04
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143782 | U.S. Treasury BillsFR_912797MT1_0.000000_2025-03-13
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143782 | U.S. Treasury BillsFR_912797MJ3_0.010000_2025-02-06
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143782 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143782 | U.S. Treasury Floating Rate NotesFR_91282CGF2_4.475718_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143782 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000143782 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000143782 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000143782 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000143782 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000143782 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000231964 | U.S. Treasury BillsFR_912797MX2_0.010000_2025-01-14
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000231964 | U.S. Treasury BillsFR_912797MY0_0.010000_2025-01-21
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000231964 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231964 | U.S. Treasury BillsFR_912797LZ8_0.010000_2025-01-30
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000231964 | U.S. Treasury BillsFR_912797MW4_0.010000_2025-01-07
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231964 | U.S. Treasury BillsFR_912797NF0_0.010000_2025-02-04
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231964 | U.S. Treasury BillsFR_912797MT1_0.000000_2025-03-13
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231964 | U.S. Treasury BillsFR_912797MJ3_0.010000_2025-02-06
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231964 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231964 | U.S. Treasury Floating Rate NotesFR_91282CGF2_4.475718_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231964 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000231964 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000231964 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000231964 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000231964 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000231964 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000052877 | U.S. Treasury BillsFR_912797MX2_0.010000_2025-01-14
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000052877 | U.S. Treasury BillsFR_912797MY0_0.010000_2025-01-21
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000052877 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000052877 | U.S. Treasury BillsFR_912797LZ8_0.010000_2025-01-30
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000052877 | U.S. Treasury BillsFR_912797MW4_0.010000_2025-01-07
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000052877 | U.S. Treasury BillsFR_912797NF0_0.010000_2025-02-04
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052877 | U.S. Treasury BillsFR_912797MT1_0.000000_2025-03-13
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000052877 | U.S. Treasury BillsFR_912797MJ3_0.010000_2025-02-06
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052877 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000052877 | U.S. Treasury Floating Rate NotesFR_91282CGF2_4.475718_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052877 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000052877 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000052877 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000052877 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000052877 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000052877 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000143785 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143785 | FICCBA Tri Party RepoFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143785 | FICCJP Tri Party RepoFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143785 | Federal Reserve Band NY Tri PartyFR_984CCH004_4.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143785 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143785 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.480718_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143785 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143785 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143785 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143785 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143785 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000143785 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000143785 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000143785 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143785 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000143785 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000230480 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230480 | FICCBA Tri Party RepoFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230480 | FICCJP Tri Party RepoFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230480 | Federal Reserve Band NY Tri PartyFR_984CCH004_4.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230480 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230480 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.480718_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230480 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230480 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230480 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230480 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230480 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000230480 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000230480 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000230480 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230480 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000230480 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231448 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231448 | FICCBA Tri Party RepoFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231448 | FICCJP Tri Party RepoFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231448 | Federal Reserve Band NY Tri PartyFR_984CCH004_4.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231448 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231448 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.480718_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231448 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231448 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231448 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231448 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231448 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000231448 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231448 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000231448 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231448 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000231448 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231447 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231447 | FICCBA Tri Party RepoFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231447 | FICCJP Tri Party RepoFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231447 | Federal Reserve Band NY Tri PartyFR_984CCH004_4.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231447 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231447 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.480718_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231447 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231447 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231447 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231447 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231447 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000231447 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231447 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000231447 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231447 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000231447 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000143783 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143783 | FICCBA Tri Party RepoFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143783 | FICCJP Tri Party RepoFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143783 | Federal Reserve Band NY Tri PartyFR_984CCH004_4.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143783 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143783 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.480718_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143783 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143783 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143783 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143783 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143783 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000143783 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000143783 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000143783 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143783 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000143783 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000052879 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052879 | FICCBA Tri Party RepoFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000052879 | FICCJP Tri Party RepoFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052879 | Federal Reserve Band NY Tri PartyFR_984CCH004_4.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000052879 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000052879 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.480718_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000052879 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052879 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000052879 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000052879 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052879 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000052879 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000052879 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000052879 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000052879 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000052879 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000143784 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143784 | FICCBA Tri Party RepoFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143784 | FICCJP Tri Party RepoFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143784 | Federal Reserve Band NY Tri PartyFR_984CCH004_4.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143784 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143784 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.480718_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143784 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143784 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143784 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143784 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143784 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000143784 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000143784 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000143784 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143784 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000143784 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231965 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231965 | FICCBA Tri Party RepoFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231965 | FICCJP Tri Party RepoFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231965 | Federal Reserve Band NY Tri PartyFR_984CCH004_4.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231965 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231965 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.480718_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231965 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231965 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231965 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231965 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231965 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000231965 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231965 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000231965 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231965 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000231965 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000052880 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052880 | FICCBA Tri Party RepoFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000052880 | FICCJP Tri Party RepoFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052880 | Federal Reserve Band NY Tri PartyFR_984CCH004_4.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000052880 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000052880 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.480718_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000052880 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052880 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000052880 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000052880 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052880 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000052880 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000052880 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000052880 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000052880 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000052880 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000172254 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172254 | FICCBA Tri Party RepoFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000172254 | FICCJP Tri Party RepoFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000172254 | Federal Reserve Band NY Tri PartyFR_984CCH004_4.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000172254 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000172254 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.480718_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000172254 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172254 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172254 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172254 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172254 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000172254 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000172254 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000172254 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000172254 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000172254 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000143776 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143776 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143776 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143776 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143776 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143776 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143776 | FICCBA Tri Party Repo AFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143776 | FICCJP Tri Party Repo AFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143776 | FICCRP Tri Party Repo AFR_934QYA005_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143776 | Wells Fargo Bank NA DFR_930RFC004_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143776 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000143776 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000143776 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000143776 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000143776 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000143776 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000230478 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230478 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230478 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230478 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230478 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230478 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230478 | FICCBA Tri Party Repo AFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230478 | FICCJP Tri Party Repo AFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230478 | FICCRP Tri Party Repo AFR_934QYA005_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230478 | Wells Fargo Bank NA DFR_930RFC004_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230478 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000230478 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000230478 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230478 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000230478 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000230478 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000231443 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231443 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231443 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231443 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231443 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231443 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231443 | FICCBA Tri Party Repo AFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000231443 | FICCJP Tri Party Repo AFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231443 | FICCRP Tri Party Repo AFR_934QYA005_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231443 | Wells Fargo Bank NA DFR_930RFC004_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231443 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000231443 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000231443 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231443 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000231443 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000231443 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000231444 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231444 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231444 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231444 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231444 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231444 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231444 | FICCBA Tri Party Repo AFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000231444 | FICCJP Tri Party Repo AFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231444 | FICCRP Tri Party Repo AFR_934QYA005_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231444 | Wells Fargo Bank NA DFR_930RFC004_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231444 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000231444 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000231444 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231444 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000231444 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000231444 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000146109 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000146109 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146109 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000146109 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000146109 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000146109 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000146109 | FICCBA Tri Party Repo AFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146109 | FICCJP Tri Party Repo AFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146109 | FICCRP Tri Party Repo AFR_934QYA005_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000146109 | Wells Fargo Bank NA DFR_930RFC004_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000146109 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000146109 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000146109 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000146109 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000146109 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000146109 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000143775 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143775 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143775 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143775 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143775 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143775 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143775 | FICCBA Tri Party Repo AFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143775 | FICCJP Tri Party Repo AFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143775 | FICCRP Tri Party Repo AFR_934QYA005_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143775 | Wells Fargo Bank NA DFR_930RFC004_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143775 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000143775 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000143775 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000143775 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000143775 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000143775 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000052884 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000052884 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052884 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000052884 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052884 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000052884 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000052884 | FICCBA Tri Party Repo AFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000052884 | FICCJP Tri Party Repo AFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052884 | FICCRP Tri Party Repo AFR_934QYA005_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000052884 | Wells Fargo Bank NA DFR_930RFC004_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000052884 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000052884 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000052884 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000052884 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000052884 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000052884 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000145476 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000145476 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000145476 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145476 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000145476 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000145476 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145476 | FICCBA Tri Party Repo AFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000145476 | FICCJP Tri Party Repo AFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000145476 | FICCRP Tri Party Repo AFR_934QYA005_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000145476 | Wells Fargo Bank NA DFR_930RFC004_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000145476 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000145476 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000145476 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000145476 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000145476 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000145476 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000231963 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231963 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231963 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231963 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231963 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231963 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231963 | FICCBA Tri Party Repo AFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000231963 | FICCJP Tri Party Repo AFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231963 | FICCRP Tri Party Repo AFR_934QYA005_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231963 | Wells Fargo Bank NA DFR_930RFC004_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231963 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000231963 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000231963 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231963 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000231963 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000231963 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000052883 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000052883 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052883 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000052883 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052883 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000052883 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000052883 | FICCBA Tri Party Repo AFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000052883 | FICCJP Tri Party Repo AFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052883 | FICCRP Tri Party Repo AFR_934QYA005_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000052883 | Wells Fargo Bank NA DFR_930RFC004_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000052883 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000052883 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000052883 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000052883 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000052883 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000052883 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000069459 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069459 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069459 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069459 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069459 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069459 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069459 | FICCBA Tri Party Repo AFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069459 | FICCJP Tri Party Repo AFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069459 | FICCRP Tri Party Repo AFR_934QYA005_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069459 | Wells Fargo Bank NA DFR_930RFC004_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069459 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000069459 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000069459 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000069459 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000069459 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000069459 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000158901 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158901 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158901 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158901 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158901 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158901 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158901 | Coinbase Global, Inc.FR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158901 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158901 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158901 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158901 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158901 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158901 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158901 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158901 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158901 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158901 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158901 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158901 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158901 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158902 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158902 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158902 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158902 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158902 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158902 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158902 | Coinbase Global, Inc.FR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158902 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158902 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158902 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158902 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158902 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158902 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158902 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158902 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158902 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158902 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158902 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158902 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158902 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158903 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158903 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158903 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158903 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158903 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158903 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158903 | Coinbase Global, Inc.FR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158903 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158903 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158903 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158903 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158903 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158903 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158903 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158903 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158903 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158903 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158903 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158903 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158903 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158904 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158904 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158904 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158904 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158904 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158904 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158904 | Coinbase Global, Inc.FR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158904 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158904 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158904 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158904 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158904 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158904 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158904 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158904 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158904 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158904 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158904 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158904 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158904 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232294 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000232294 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000232294 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000232294 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000232294 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000232294 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000232294 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232294 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232294 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232294 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000232294 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000232294 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000232294 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000232294 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232294 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143864 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000143864 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143864 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000143864 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000143864 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000143864 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143864 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143864 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143864 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143864 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000143864 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000143864 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143864 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000143864 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143864 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143865 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000143865 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143865 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000143865 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000143865 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000143865 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143865 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143865 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143865 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143865 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000143865 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000143865 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143865 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000143865 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143865 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232295 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000232295 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000232295 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232295 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000232295 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000232295 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000232295 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232295 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232295 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232295 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000232295 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000232295 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000232295 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000232295 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232295 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143868 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000143868 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143868 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000143868 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000143868 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000143868 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143868 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143868 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143868 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143868 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000143868 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000143868 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000143868 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000143868 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143868 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143869 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000143869 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143869 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000143869 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000143869 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000143869 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143869 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143869 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143869 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143869 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000143869 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000143869 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000143869 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000143869 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143869 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232296 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000232296 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000232296 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000232296 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000232296 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000232296 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232296 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000232296 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232296 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000232296 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000232296 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000232296 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000232296 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232296 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143872 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000143872 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143872 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000143872 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000143872 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000143872 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143872 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000143872 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143872 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000143872 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000143872 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143872 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000143872 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143872 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143873 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000143873 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143873 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000143873 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000143873 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000143873 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143873 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000143873 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143873 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000143873 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000143873 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143873 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000143873 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143873 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232297 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000232297 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000232297 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000232297 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232297 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000232297 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000232297 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000232297 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000232297 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000232297 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143876 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000143876 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000143876 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000143876 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143876 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000143876 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143876 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000143876 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000143876 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000143876 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143877 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000143877 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000143877 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000143877 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143877 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000143877 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143877 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000143877 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000143877 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000143877 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232298 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000232298 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000232298 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000232298 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232298 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000232298 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000232298 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000232298 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000232298 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000232298 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143880 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000143880 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000143880 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000143880 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143880 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000143880 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143880 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000143880 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000143880 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000143880 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143881 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000143881 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000143881 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000143881 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143881 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000143881 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143881 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000143881 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000143881 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000143881 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232299 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000232299 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000232299 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000232299 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000232299 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000232299 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000232299 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000232299 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000232299 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143884 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000143884 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000143884 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000143884 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000143884 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143884 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000143884 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000143884 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000143884 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143885 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000143885 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000143885 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000143885 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000143885 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143885 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000143885 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000143885 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000143885 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232290 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232290 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000232290 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000232290 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000232290 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000232290 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000232290 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000232290 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000232290 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143828 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143828 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000143828 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000143828 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000143828 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143828 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000143828 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000143828 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000143828 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143829 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143829 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000143829 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000143829 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000143829 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143829 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000143829 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000143829 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000143829 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232291 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000232291 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000232291 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000232291 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000232291 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000232291 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000232291 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000232291 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143832 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000143832 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000143832 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000143832 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143832 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000143832 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000143832 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000143832 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143833 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000143833 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000143833 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000143833 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143833 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000143833 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000143833 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000143833 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232292 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000232292 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000232292 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000232292 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000232292 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000232292 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000232292 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000232292 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143836 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000143836 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000143836 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000143836 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143836 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000143836 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000143836 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000143836 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143837 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000143837 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000143837 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000143837 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143837 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000143837 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000143837 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000143837 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232300 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000232300 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000232300 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000232300 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000232300 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000232300 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000232300 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000232300 | IndustryShort-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000216582 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000216582 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000216582 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000216582 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000216582 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000216582 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000216582 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000216582 | IndustryShort-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000216583 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000216583 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000216583 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000216583 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000216583 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000216583 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000216583 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000216583 | IndustryShort-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253750 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000253750 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000253750 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000253750 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253750 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253750 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000253750 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000253751 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000253751 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000253751 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000253751 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253751 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253751 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000253751 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000253749 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000253749 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000253749 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000253749 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253749 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253749 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000253749 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000232293 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000232293 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000232293 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000232293 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000232293 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000232293 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000232293 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232293 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232293 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232293 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000232293 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000232293 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000232293 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000232293 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232293 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143856 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000143856 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143856 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000143856 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000143856 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000143856 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143856 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143856 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143856 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143856 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000143856 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000143856 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143856 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000143856 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143856 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143857 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000143857 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143857 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000143857 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000143857 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000143857 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143857 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143857 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143857 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143857 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000143857 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000143857 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143857 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000143857 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143857 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000192374 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000192374 | FICCBA Tri Party RepoFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000192374 | FICCJP Tri Party RepoFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000192374 | Federal Reserve Band NY Tri PartyFR_984CCH004_4.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000192374 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000192374 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.480718_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000192374 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000192374 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000192374 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000192374 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000192374 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000192374 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000192374 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000192374 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000192374 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000192374 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.10%